Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Stockholder's Deficit
7. STOCKHOLDERS’ DEFICIT
Common Stock
Pursuant to the certificate of incorporation dated October 30, 2024, the Company was authorized to issue 2,000,000 shares of common stock par value of $0.0001 per share. The holders of common stock have one vote for each share of common stock held of record by such holder as of the applicable record date. The Company’s founder contributed $250 upon the formation of Hadron Energy, LLC on July 8, 2024. On October 30, 2024, 900,000 shares of common stock were issued to the Company’s founder in exchange for his sole member interest in Hadron Energy, LLC.
Stock Based Compensation
On October 30, 2024, the Company adopted the Hadron Energy, Inc. 2024 Equity Incentive Plan (the “Plan”) whereby employees, officers, directors and consultants of the Company and its affiliates and others performing services to the Company may be given an opportunity to acquire up to 100,000 shares of common stock in the form of options and restricted stock purchase agreements (“RSPAs”). The exercise price, vesting and expiry date is determined for each grant by the Company’s Board of Directors.
On December 22, 2025, the Board of Directors approved an amendment to the Plan to increase the number of shares authorized for issuance under the Plan. The maximum aggregate number of shares of common stock that the Company may award under the Plan is 160,000. The term of the Plan is 10 years.
Restricted Stock Purchase Awards
The Company issued restricted shares of its common stock under RSPAs to grantees. The grantees were given the right to purchase the shares at a discounted purchase price, with restrictions lapsing over vesting periods ranging from zero to sixty months. For RSPAs with a discounted purchase price, the compensation to the employee is the difference between the fair market value of the Company’s stock and the discounted price paid in accordance with ASC 718,
Compensation-Stock Compensation
. This total compensation cost is then amortized to expense over the grantee’s vesting period. As no observable market price per share is available for the Company’s common stock, the Company uses a reasonable valuation method to estimate the current fair value per share of its common stock.
The following table summarizes the RSPAs activity during the year ended March 31, 2026:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested as of December 31, 2025	21,146	$460.61
Granted	33,500	$702.63
Cancelled	(20,000)	$485.33
Vested	(2,813)	$627.75

Unvested as of March 31, 2026	31,833	$685.02

As of March 31, 2026, total unrecognized compensation cost related to RSPAs was $20,028,499, which is expected to be recognized over a weighted average period of 3.2 years. The weighted average grant date fair values per share of RSPAs granted during the period from January 1, 2026 to March 31, 2026 was $702.63 per share. The weighted average grant date fair values of RSPAs that vested during the period from January 1, 2026 to March 31, 2026 was $627.75 per share.
The Company recognized stock-based compensation of $2,734,113 for the three months ended March 31, 2026, of which $2,101,935 related to research and development and $632,178 related to general and administrative.

The Company recognized stock-based compensation expense of $9,013 for the three months ended March 31, 2025, which related to research and development.
Stock Options
No stock options were granted during the three months ended March 31, 2026 and 2025.

7. STOCKHOLDER’S DEFICIT
Common Stock
Pursuant to the certificate of incorporation dated October 30, 2024, the Company was authorized to issue 2,000,000 shares of common stock par value of $0.0001 per share. The holders of common stock have one vote for each share of common stock held of record by such holder as of the applicable record date. The Company’s founder contributed $250 upon the formation of Hadron Energy, LLC on July 8, 2024. On October 30, 2024, 900,000 shares of common stock were issued to the Company’s founder in exchange for his sole member interest in Hadron Energy, LLC.
Stock Based Compensation
On October 30, 2024, the Company adopted the Hadron Energy, Inc. 2024 Equity Incentive Plan (the “Plan”) whereby employees, officers, directors and consultants of the Company and its affiliates and others performing services to the Company may be given an opportunity to acquire up to 100,000 shares of common stock in the form of options and restricted stock purchase agreements (“RSPAs”). The exercise price, vesting and expiry date is determined for each grant by the Company’s Board of Directors.

On December 22, 2025, the Board of Directors approved an amendment to the Plan to increase the number of shares authorized for issuance under the Plan. The maximum aggregate number of shares of common stock that the Company may award under the Plan is 160,000. The term of the Plan is 10 years.
Restricted Stock Purchase Awards
The Company issued restricted shares of its common stock under RSPAs to grantees. The grantees were given the right to purchase the shares at a discounted purchase price, with restrictions lapsing over vesting periods ranging from zero to sixty months. For RSPAs with a discounted purchase price, the compensation to the employee is the difference between the fair market value of the Company’s stock and the discounted price paid in accordance with ASC 718,
Compensation-Stock Compensation
. This total compensation cost is then amortized to expense over the grantee’s vesting period. As no observable market price per share is available for the Company’s common stock, the Company uses a reasonable valuation method to estimate the current fair value per share of its common stock.
On December 31, 2025, the Company canceled 33,500 shares of previously issued and unvested RSPAs to certain individuals and did not issue any replacement awards. For RSPAs that had vested as of that date, those shares continue to be considered outstanding as of their respective vesting date. For RSPAs canceled without the concurrent grant or offer of a replacement award or other valuation consideration, the cancellation was accounted for as a settlement for no consideration. Accordingly, previously unrecognized compensation cost of $10,834,542 was recognized upon cancellation and included in stock-based compensation in the statements of operations and comprehensive loss for the year ended December 31, 2025.
The following table summarizes the RSPAs activity during the year ended December 31, 2025:

	Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2024	2,396	$29.14
Granted	173,500	403.23
Forfeited	(100,000)	485.33
Cancelled	(33,500)	332.53
Vested	(21,250)	29.05
Unvested at December 31, 2025	21,146	$460.61
As of December 31, 2025, total unrecognized compensation cost related to RSPAs was $8,931,104, which is expected to be recognized over a weighted average period of 3.7 years. The weighted average grant date fair values per share of RSPAs granted during the period from January 1, 2025 to December 31, 2025 was $403.23 per share. The weighted average grant date fair values of RSPAs that vested during the period from January 1, 2025 to December 31, 2025 was $29.05 per share.
The Company recognized stock-based compensation of $12,565,721 for the year ended December 31, 2025, of which $10,049,570 related to research and development and $2,516,151 related to general and administrative. The Company recognized stock-based compensation expense of $2,755 for the period from July 8, 2024 (inception) to December 31, 2024, which related to general and administrative.
Stock Options
No stock options were granted during the year ended December 31, 2025 or the period from July 8, 2024 (inception) to December 31, 2024.

GIGCAPITAL7 CORP [Member]
Class of Stock [Line Items]
Stockholder's Deficit
Note 6. Shareholders’ Equity (Deficit)
Preferred Shares
The Company is authorized to issue 1,000,000 preferred shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of March 31, 2026 and December 31, 2025, there were no preferred shares issued and outstanding.
Class A Ordinary Shares
The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of March 31, 2026 and December 31, 2025, there were 20,000,000 Class A ordinary shares subject to possible redemption issued and outstanding.
Class B Ordinary Shares
The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. At formation on May 8, 2024, the Sponsor acquired one Class B ordinary share for a purchase price of $0.0001. Subsequently on May 31, 2024, the Sponsor purchased 16,999,999 Class B ordinary shares for an aggregate purchase price of $100,000, or $0.00588235 per share, of which 2,000,000 Class B ordinary shares were forfeited on October 25, 2024 following the Underwriters’ decision not to exercise the over-allotment option. On May 31, 2024, July 29, 2024 and August 28, 2024, the Sponsor surrendered 300,000, 659,417 and 3,833,337 Class B ordinary shares, respectively, for no consideration. On June 6, 2024, the Company issued 300,000 Class B ordinary shares to a consultant for consulting services in connection with the Offering for a purchase price of $0.01 per share, or an aggregate purchase price of $3,000. As of March 31, 2026 and December 31, 2025, there were 13,333,333 Class B ordinary shares issued and outstanding.
Warrants (Public Warrants and Private Placement Warrants)
Warrants will be exercisable for $11.50 per share, and the exercise price and number of warrant shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation of the Company. In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s Board of Directors, and in the case of any such issuance to the Company’s Sponsor or its affiliates, without taking into account any Founder Shares held by it prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 65% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of its initial Business Combination (net of redemptions), and (z) the volume weighted-average trading price of the Company’s public shares during the 20 trading-day
period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market

Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional Class A ordinary shares or equity-linked securities.
Each warrant will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption. However, if the Company does not complete its initial Business Combination on or prior to the
21-month
period allotted to complete the initial Business Combination, the warrants will expire at the end of such period. If the Company is unable to deliver registered Class A ordinary shares to the holder upon exercise of the warrants during the exercise period, there will be no net cash settlement of these warrants and the warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the warrants become exercisable, the Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s Class A ordinary shares equals or exceeds $18.00 per share for any 20 trading days within the
30-trading
day period ending on the third trading day before the Company sends the notice of redemption to the warrant holders.
Under the terms of the warrant agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s initial Business Combination, for the registration of the Class A ordinary shares issuable upon exercise of the public warrants and private placement warrants.
As of March 31, 2026 and December 31, 2025, there were 23,719,000 warrants outstanding.

6. SHAREHOLDERS’ EQUITY
Preferred Shares
The Company is authorized to issue 1,000,000 preferred shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of December 31, 2025 and 2024, there were no preferred shares issued and outstanding.
Class A Ordinary Shares
The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share.
As of December 31,
2025
and
 2024, there were 20,000,000 Class A ordinary shares subject to possible redemption issued and outstanding.
Class B Ordinary Shares
The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. At formation on May 8, 2024, the Sponsor acquired one Class B ordinary share for a purchase price of $0.0001. Subsequently on May 31, 2024, the Sponsor purchased 16,999,999 Class B ordinary shares for an aggregate purchase price of $100,000, or $0.00588235 per share, of which 2,000,000 Class B ordinary shares were forfeited on October 25, 2024 following the Underwriters’ decision not to exercise the over-allotment option. On May 31, 2024, July 29, 2024 and August 28, 2024, the Sponsor surrendered 300,000, 659,417 and 3,833,337 Class B ordinary shares, respectively, for no consideration. On June 6, 2024, the Company issued 300,000 Class B ordinary shares to a consultant for consulting services in connection with the Offering for a purchase price of $0.01 per share, or an aggregate purchase price of $3,000.
As of December 31, 2025 and 2024, there were
 13,333,333 Class B ordinary shares issued and

outstanding.

Warrants (Public Warrants and Private Placement Warrants)
Warrants
are
exercisable for $11.50
per share, and the exercise price and number of warrant shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation of the Company. In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $
9.20
per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s Board of Directors, and in the case of any such issuance to the Company’s Founder or its affiliates, without taking into account any Founder Shares held by it prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than

65
% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of its initial Business Combination (net of redemptions), and (z) the volume weighted-average trading price of the Company’s public shares during the

20
trading-day
period

starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $
9.20
per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to

115
% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional Class A ordinary shares or equity-linked securities.
Each warrant will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption. However, if the
Company
does not complete its initial Business Combination on or prior to the
21-month
period allotted to complete the initial Business Combination, the warrants will expire at the end of such period. If the Company is unable to deliver registered Class A ordinary shares to the holder upon exercise of the warrants during the exercise period, there will be no net cash settlement of these warrants and the warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the warrants become exercisable, the Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s Class A ordinary shares equals or exceeds $18.00 per share for any 20 trading days within the
30-trading
day period ending on the third trading day before the Company sends the notice of redemption to the warrant holders.
Under the terms of the warrant agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s initial Business Combination, for the registration of the Class A ordinary shares issuable upon exercise of the public warrants and private placement warrants.
As of December 31, 2025 and 2024, there were
23,719,000
warrants outstanding.